Financial instruments and risk management - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 3,466,056	R$ 230,312
2026
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	696,861	351,949
2027
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	2,101,698	674,290
2028
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	313,412	96,273
2029 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 354,085	R$ (892,200)